ROYALTIES, AND MINING AND INCOME TAX - Rate Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on profit before tax at maximum South African statutory company tax rate	R 402.3	R 2,066.3	R (1,188.5)
South African mining tax formula rate adjustment	(53.0)	157.6	160.9
United States statutory tax rate adjustment	19.4	57.3
Non-deductible amortisation and depreciation	(21.2)	(0.9)	(35.0)
Non-taxable dividend received	15.4
Non-deductible finance charges	(118.2)	(165.8)	(48.7)
Non-deductible share-based payments	(78.9)	(58.4)	(115.5)
Non-taxable gain/(Non-deductible loss) on fair value of financial instruments	136.9	(42.9)	(1.7)
Non-taxable gain/(non-deductible loss) on foreign exchange differences	250.3	45.0	(52.1)
Non-taxable share of results of equity-accounted investees	96.4	81.6	3.7
Non-deductible impairments	(123.2)	(1,054.9)	(65.6)
Non-deductible transaction costs	(110.0)	(154.6)	(44.0)
Non-taxable gain on acquisition			610.0
Net other non-taxable income and non-deductible expenditure	121.0	(251.7)	64.2
Change in estimated deferred tax rate	(1,295.2)	2,571.1	(59.8)
Deferred tax assets not recognised	(325.8)	(303.1)	(430.0)
Total mining and income tax	R (1,083.8)	R 2,946.6	R (1,202.1)